SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Allowance of Credit Losses
	2024	2023	2022

Total allowance for credit losses – January 1	25,253	2,908	2,398
Current-period provision for expected credit losses	190	22,563	823
Write-offs	-	(145)	(64)
Recoveries collected	(137)	(73)	(249)

Total allowance for credit losses – December 31	25,306	25,253	2,908

Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment*	25
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

*SECaaS equipment – the equipment used for SECaaS revenues

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$779	$1,219	$1,133
Research and development	1,988	3,010	3,168
Sales and marketing	1,855	2,651	2,943
General and administrative	1,418	1,965	1,921

Total share-based compensation expense	$6,040	$8,845	$9,165

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2024
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2023	$1	$482	$483
Changes in other comprehensive loss before reclassifications	14	20	34
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	(27)	(27)
Research and development	-	(68)	(68)
Sales and marketing	-	(36)	(36)
General and administrative	-	(29)	(29)

Net current-period other comprehensive loss	14	(140)	(126)

Balance as of December 31, 2024	$15	$342	$357